INVESTMENTS	12 Months Ended
Dec. 31, 2025
Investments [Abstract]
INVESTMENTS
NOTE 4 - INVESTMENTS

A summary of investments in unconsolidated subsidiaries and affiliates as of December 31, 2025 and 2024 is as follows:

		December 31,		December 31,
		2025		2024
	Measurement Method	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
Manuka, Inc. (Previously Artemis Therapeutics, Inc.) (1)	Measurement alternative	$-	Less than 1%	$-	Less than 1%
Mesh Technologies, Inc. (2)	Measurement alternative	36	Less than 1%	36	Less than 1%
Arrow Ecology & Engineering Overseas (1999) (3)	Equity method	-	22.6%	-	22.6%
GreenFox Logistics LLC. (2)	Measurement alternative	100	Less than 1%	100	Less than 1%
SardineAI Corp. (2) (4)	Measurement alternative	8	Less than 1%	8	Less than 1%
Silver Circle One (2)(5)	Measurement alternative	88	Less than 1%	58	Less than 1%
Bring it On Games Ltd (2)	Measurement alternative	50	Less than 1%	-	-
Justt Fintech Ltd (previously Acrocharge Ltd) (2)	Measurement alternative	50	Less than 1%	50	Less than 1%
Nilus OS Ltd (2)	Measurement alternative	25	Less than 1%	25	Less than 1%
Total investments in unconsolidated subsidiaries and affiliates		$357		$277

(1)	The market value of the Company’s investment in MNKA is $0 both as of December 31, 2025 and 2024.

(2)	Private, closely held company, with no active market for the investment. Therefore, the Company applies the measurement alternative and measures the investment at cost less impairment.

(3)
The investment includes various classes of shares representing 22.6% of Arrow’s equity and shareholders loans of $4,146 which were purchased for a total amount of $1,750. The Company suspended its use of the equity method for this investment in 2023 after its investment balance was reduced to zero. In March 2026, the Company purchased from a related party additional shareholders loans for a total amount of $500.

The Company has an agreement with an entity related to its main shareholder, according to which, if the value of the investment decreases, the related party entity has guaranteed to repurchase this full investment at a minimum amount of $1,750. The guarantee is effective immediately as of the date of purchase and terminates on January 1, 2027. Some Directors, managers and shareholders of Arrow are related parties of the Company.

(4)	On January 2023, the Company sold approximately 85% of its investment for a total amount of $756.

(5)	A capital fund which aims to invest in private emerging companies with focus on consumer, commerce and technology companies. The Company committed to invest up to $100 in a collective investment fund.